FEDERATED INSTITUTIONAL TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                               September 29, 2005

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

       RE:    FEDERATED INSTITUTIONAL TRUST (the "Trust" or "Registrant")
                  Federated Government Ultrashort Duration Fund (the "Fund")
                1933 Act File No. 33-54445
                1940 Act File No. 811-7193

Dear Sir or Madam:

         Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated September 30, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 24 on September 28, 2005.

         If you have any questions regarding this certification, please contact me at (412) 288-1567.

                                              Very truly yours,



                                              /s/ Stephen A. Keen
                                              Stephen A. Keen
                                              Assistant Secretary